Expenses (Tables)	12 Months Ended
Aug. 31, 2025
Schedule Of Selling General And Administrative Expenses
Schedule of selling, general and administrative expenses

The following table provides a breakdown of the selling, general and administrative:

	Year ended
	August 31, 2025	August 31, 2024
	$	$
Software Subscription	747,234	898,870
Office and general	206,180	199,756
Professional fees	291,084	414,482
Dues and Subscriptions	612,476	269,106
Rent	210,206	207,560
Consulting fees	58,890	62,598
Travel	33,288	160,643
Donations	788	7,449
Lease expense	1,805	71,148
Insurance	91,993	90,613
	2,253,944	2,382,225